CONTINGENCIES (Details) - Schedule of Lawsuits filed by LATAM Airlines Group S.A. and Subsidiaries $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
LATAM Airlines [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits filed by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	United States Bankruptcy Court for the Southern District of New York
Case Number	Case No. 20-11254
Origin	LATAM Airlines Group S.A., Aerovías de Integración Regional S.A., LATAM Airlines Peru S.A., LATAM Airlines Ecuador S.A., LAN Cargo S.A., TAM Linhas Aereas S.A. and 32 subsidiaries began a reorganization in the United States of America according to Chapter 11 of Title 11 of the U.S. Code. They filed a voluntary petition for Chapter 11 protection (the “Chapter 11 Procedure”) that granted an automatic foreclosure suspension for at least 180 days.
Stage of trial	On May 26, 2020, LATAM Airlines Group S.A. and 28 subsidiaries (the “Initial Debtors”) individually filed a voluntary reorganization petition with U.S. Bankruptcy Court for the Southern District of New York according to Chapter 11 of the U.S. Bankruptcy Code. On July 7 and 9, 2020, 9 additional affiliated debtors (the “Subsequent Debtors,” and together with the Initial Debtors, the “Debtors”), including TAM Linhas Aereas S.A., filed a voluntary reorganization petition with the Court according to Chapter 11 of the U.S. Bankruptcy Code. On November 26, 2021, the Debtors submitted a joint reorganization plan together with an informational statement. On May 11, 2022, the Debtors submitted a revised version of the Plan. On June 18, 2022, the Bankruptcy Court issued an order confirming the Reorganization Plan filed by the Debtors (the “Confirmation Order”). On July 5, 2022, a Special Shareholders Meeting of LATAM approved implementing the Restructuring Plan and issuing the required instruments to be able to exit the Chapter 11 Procedure. On November 3, 2022, LATAM Airlines Group S.A. and its various subsidiaries (the “Debtors”) that were parties to the Chapter 11 Procedure exited that Procedure. The effective date of the exit (the “Effective Date”) of LATAM’s reorganization and financing plan (the “Reorganization Plan”) was approved and confirmed in the U.S. reorganization procedure (the “Chapter 11 Procedure”) according to the rules of Chapter 11 in Title 11 of the U.S. Code. On November 17, 2022, the 37 subsidiaries of LATAM Airlines Group S.A. filed a petition to close the Chapter 11 Proceeding. On December 14, 2022, the Bankruptcy Court approved the petition. The process remains open with respect to LATAM Airlines Group S.A. Limited claims pending in the Chapter 11 proceedings continue to be reconciled.
Amounts Committed	$ 0	[1]
LATAM Airlines Group S.A. [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits filed by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	2° Juzgado Civil de Santiago
Case Number	C-8553-2020
Origin	Request for recognition of the foreign reorganization proceeding.
Stage of trial	On June 1, 2020, LATAM Airlines Group SA, in its capacity as foreign representative of the reorganization procedure under the rules of Chapter 11 of Title 11 of the United States Code, filed the request for recognition of the foreign reorganization proceeding as the main proceeding, pursuant to Law 20,720. On June 4, 2020, the Court issued the ruling recognizing in Chile the bankruptcy proceeding for the foreign reorganization of the company LATAM Airlines Group S.A. All remedies filed against the decision have been dismissed, so the decision is final. Considering that November 3, 2022 was the Effective Date of the reorganization plan approved and confirmed in the main proceeding, on November 10, 2022, the representative of the foreign proceeding submitted to the court his last monthly report in accordance with the Communications Protocol Cross-border.
Amounts Committed	$ 0	[1]
Aerovías de Integración Regional S.A. [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits filed by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	Superintendencia de Sociedades
Case Number
Origin	Request for recognition of the foreign reorganization proceeding.
Stage of trial	On June 4, 2020, LATAM Airlines Group and the companies that were admitted to the Chapter 11 reorganization procedure (the “Borrower”) before the U.S. District Court for the Southern District of New York (the “U.S. Bankruptcy Court”) filed a petition with the Colombian Companies Commission (the “Companies Commission”) for recognition of the Chapter 11 reorganization procedure in Colombia based on Colombian cross-border insolvency regulations (Title III of Law 1116 of 2006). On June 12, 2020, the Superintendency of Companies recognized in Colombia the reorganization proceeding filed before the Bankruptcy Court of the United States of America for the Southern District of New York as a main process, under the terms of Title III of Law 1116 of 2006. On August 26, 2022, the Companies Commission (i) recognized the Bankruptcy Court’s June 24, 2022 order approving 8 exit financing strategies presented by LATAM Airlines Group S.A. and its subsidiary, Aerovías de Integración Regional S.A., and (ii) authorized the termination of the guarantees granted in the DIP loan and the establishment of the new guarantees. On November 3, 2022, the Borrowers notified the U.S. Bankruptcy Court, lenders and stakeholders of the Reorganization Plan effective date.
Amounts Committed	$ 0	[1]
LATAM Finance Limited [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits filed by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	Grand Court of the Cayman Islands
Case Number
Origin	Request for a provisional bankruptcy process.
Stage of trial	On May 26, 2020, LATAM Finance Limited submitted a request for a provisional liquidation in the Grand Court of the Cayman Islands, covered in the reorganization proceeding filed before the Bankruptcy Court of the United States of America, which was accepted on May 27, 2020 by the Grand Court of the Cayman Islands. On September 28, 2020, LATAM Finance Limited filed a petition to suspend the liquidation. On October 9, 2020, the Grand Court of Cayman Islands accepted the petition and extended the status of temporary liquidation for a period of 6 months. The lawsuit continues to be active. On May 13, 2021, LATAM Finance Limited filed a petition to suspend the liquidation. On May 18, 2021, the Grand Court of Cayman Islands accepted the petition and extended the status of temporary liquidation until October 9, 2021. The lawsuit continues to be active. On December 1, 2021, LATAM Finance Limited filed a petition to suspend the liquidation, which was accepted by the Grand Court of Cayman Islands. This extended the status of the provisional liquidation through April 9, 2022. The procedure continues. On August 22, 2022, LATAM Finance Limited petitioned for a suspension of the liquidation, which was granted by the Grand Court of the Cayman Islands. The provisional liquidation was extended to October 9, 2022 and the process continues in effect. That petition was sustained by the Grand Court of the Cayman Islands on October 4, 2022. On September 30, 2022, LATAM Finance Limited filed an application for validation of security obligations arising in connection with the DIP to Exit and new DIP facilities. On October 04, 2022, the Grand Court made an Order validating such application. Currently the proceeding remains open.
Amounts Committed	$ 0	[1]
Peuco Finance Limited
CONTINGENCIES (Details) - Schedule of Lawsuits filed by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	Grand Court of the Cayman Islands
Case Number
Origin	Request for a provisional bankruptcy process.
Stage of trial	Peuco Finance Limited submitted a request for a provisional liquidation in Grand Court of the Cayman Islands, covered in the reorganization proceeding filed before the Bankruptcy Court of the United States of America, which was accepted on May 27, 2020 by the Grand Court of the Cayman Islands. On September 28, 2020, Peuco Finance Limited filed a petition to suspend the liquidation. On October 9, 2020, the Grand Court of Cayman Islands accepted the petition and extended the status of temporary liquidation for a period of 6 months. The lawsuit continues to be active. On May 13, 2021, Peuco Finance Limited filed a petition to suspend the liquidation. On May 18, 2021, the Grand Court of Cayman Islands accepted the petition and extended the status of temporary liquidation until October 9, 2021. The lawsuit continues to be active. On December 1, 2021, Peuco Finance Limited filed a petition to suspend the liquidation, which was accepted by the Grand Court of Cayman Islands. This extended the status of the provisional liquidation through April 9, 2022. The procedure continues. On August 22, 2022, Peuco Finance Limited petitioned for a suspension of the liquidation, which was granted by the Grand Court of the Cayman Islands. The provisional liquidation was extended to October 9, 2022 and the process continues in effect. That petition was sustained by the Grand Court of the Cayman Islands on October 4, 2022. On September 30, 2022, Peuco Finance Limited filed an application for validation of security obligations arising in connection with the DIP to Exit and new DIP facilities. On October 04, 2022, the Grand Court made an Order validating such application. Currently the proceeding remains open.
Amounts Committed	$ 0	[1]
Piquero Leasing Limited [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits filed by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	Grand Court of the Cayman Islands
Case Number
Origin	Request for a provisional bankruptcy process.
Stage of trial	On July 07, 2020, Piquero Leasing Limited submitted a request for a provisional liquidation in Grand Court of the Cayman Islands, covered in the reorganization proceeding filed before the Bankruptcy Court of the United States of America, which was accepted on July 10, 2020, by the Grand Court of the Cayman Islands. Piquero Leasing Limited entered a motion to suspend the liquidation on September 28, 2020. The Grand Court of the Cayman Islands granted the motion and extended the provisional liquidation status for 6 months. The procedure continues. On May 13, 2021, Piquero Leasing Limited filed a petition to suspend the liquidation. On May 18, 2021, the Grand Court of Cayman Islands accepted the petition and extended the status of temporary liquidation until October 9, 2021. The lawsuit continues to be active. On December 1, 2021, Piquero Leasing Limited filed a petition to suspend the liquidation, which was accepted by the Grand Court of Cayman Islands. This extended the status of the provisional liquidation through April 9, 2022. The procedure continues. On August 22, 2022, Piquero Leasing Limited petitioned for a suspension of the liquidation, which was granted by the Grand Court of the Cayman Islands. The provisional liquidation was extended to October 9, 2022 and the process continues in effect. Currently the proceeding remains open.
Amounts Committed	$ 0	[1]

[1]	The Company has reported the amounts involved only for the lawsuits for which a reliable estimation can be made of the financial impacts and of the possibility of any recovery, pursuant to Paragraph 86 of IAS 37 Provisions, Contingent Liabilities and Contingent Assets.